Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vox Populi ETF | Vox Populi ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.74%	24.53%	26.82%